REVENUE - Revenue table (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue [Abstract]
Gold Revenue	R 5,110.7	R 5,263.8	R 4,179.3
Silver Revenue	7.8	5.2	5.7
Total Revenue	R 5,118.5	R 5,269.0	R 4,185.0